CrossingBridge Low Duration High Yield Fund
CrossingBridge Low Duration High Yield Fund
Investment Objective
The CrossingBridge Low Duration High Yield Fund (the “Low Duration High Yield Fund” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CrossingBridge Low Duration High Yield Fund		CrossingBridge Low Duration High Yield Fund - Institutional Class Shares	CrossingBridge Low Duration High Yield Fund - Investor Class Shares
Management Fees		0.65%	0.65%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		1.26%	1.26%
Shareholder Servicing Plan Fees	[1]	0.10%	0.10%
Remainder of Other Expenses		1.16%	1.16%
Total Annual Fund Operating Expenses	[2]	1.91%	2.16%
Less: Fee Waiver and/or Expense Reimbursement		(0.90%)	(0.90%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2],[3]	1.01%	1.26%
[1]	The Trust's Board of Trustees (the "Board of Trustees") has authorized a shareholder servicing plan fee in the amount of 0.15% of the Fund's average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.10% of the Fund's average daily net assets; however, the fee may be increased to 0.15% of the Fund's average daily net assets at any time.
[2]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus because the "Financial Highlights" include only the direct operating expenses incurred by the Fund and exclude acquired fund fees and expenses.
[3]	Pursuant to an operating expense limitation agreement between CrossingBridge Advisors, LLC (the "Adviser"), the Fund's investment adviser, and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund) interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively "Excluded Expenses")) do not exceed 0.90% of the Fund's average annual net assets, through at least January 31, 2021. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 0.90%. The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund's expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation discussed in the table above is reflected only through January 31, 2021.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - CrossingBridge Low Duration High Yield Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
CrossingBridge Low Duration High Yield Fund - Institutional Class Shares	103	420	859	2,081
CrossingBridge Low Duration High Yield Fund - Investor Class Shares	128	497	989	2,346

Portfolio Turnover
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 76.70% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and loans issued by companies that are rated below investment grade (i.e., “junk” bonds and loans).  The fixed income securities and loans in which the Fund expects to invest include traditional corporate bonds, zero-coupon bonds, commercial paper, exchange-traded notes (“ETNs”), distressed debt securities (i.e., fixed income securities that are near to going into default), bank loan assignments and/or participations, private placements, mortgage- and asset-backed securities, U.S. Government obligations and bank loans to corporate borrowers, and may have fixed, floating or variable rates.  The Fund typically focuses on instruments that have short durations (i.e., have an expected duration of three years or less from the time of purchase through maturity, call, or corporate action).  To the extent the Fund invests in other investment companies, including exchange-traded funds (“ETFs”), the Fund will consider the underlying holdings of such funds for purposes of meeting its policy of investing at least 80% of its net assets in fixed income securities and loans of companies that have been rated below investment grade.

The Fund may invest up to 25% of its total assets in foreign fixed income instruments, including those denominated in U.S. dollars or other currencies, and may also invest without limit in Rule 144A fixed income securities.  Additionally, the Fund may invest up to 25% of its total assets in convertible bonds and Yankee bonds, and up to 15% in preferred stocks and income producing equities.  The Fund’s investments in derivative instruments, specifically futures contracts, options, options on futures contracts, swap agreements and credit default swaps (collectively, “Derivatives”), may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge” against, market volatilities and other risks.  The Fund may use a Derivative rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to such asset class.

The Fund will sell an investment during portfolio rebalancing periods when the Fund’s holdings in that investment are larger than the allocation suggested by the Adviser’s investment models or when a more attractive investment becomes available.  The Adviser may engage in active trading of the Fund’s portfolio investments to achieve the Fund’s investment objective.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.

Bank Loan Risk.  The Fund’s investments in secured and unsecured assignments and/or participations in bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans.  The Fund, therefore, may be forced to sell other assets at a loss to pay redemption proceeds.  Additionally, bank loans are not considered securities nor afforded the protections of the federal securities laws.

Closed-End Fund Risk.  Shares of closed-end funds frequently trade at a price per share that is less than the NAV per share.  There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares.  There are greater risks involved in investing in securities with limited market liquidity.  To the extent the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the closed-end fund and, therefore, the Fund would incur higher expenses, which may be duplicative.

Convertible Securities Risk.  The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.  In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.  Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

Corporate Events Risk.  Corporate events risk is the risk that a corporate transaction or opportunity will not occur, or a natural disaster or regulatory change will cause an abrupt downgrade in a corporate bond which may lower the Fund’s performance.

Counterparty Risk.  Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

Credit Risk.  Underlying investments may lose value due to borrowers defaulting or failing to pay back debt.

Credit-Related Instruments Risk.  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time, particularly during periods of market turmoil, and may also make these securities difficult to value.

Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Derivatives Risk:  The Fund’s use of swap contracts, interest rate futures and options on interest rate futures involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.  To the extent the Fund invests in derivatives, the risks below may affect its performance:

Credit Default Swap Risk.  Credit default swaps are subject to general market risk, liquidity risk and counterparty credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  If the Fund is a seller in a credit default swap and an event of default occurs, there may be a loss of value to the Fund.  When the Fund is the seller of credit default, the Fund will segregate the assets to cover the full notional amount of the valuations.

Interest Rate Risk.  Underlying investments may lose value due to interest rate changes.

Liquidity Risk.  The Fund may not be able to sell or close out a derivative instrument.

Options and Futures Risk.  Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

Swap Agreement Risk.  A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

Distressed Securities Risk.  The Fund’s investment in distressed securities may involve a substantial degree of risk.  These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, or close to default.  Many of these instruments are not publicly traded, and may become illiquid.  The prices of such instruments may be extremely volatile.  Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.  Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment.  Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Equity Securities Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Fixed Income Securities Risk.  The Fund invests a significant portion of its assets in fixed income securities.  Fixed income securities are subject to credit risk and market risk, including interest rate risk.  Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations.  Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  There is no limitation on the maturities of fixed income securities in which the Fund invests.  Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Floating Rate Risk.  Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.  Conversely, floating rate instruments will not generally increase in value if interest rates decline.  Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.

Foreign Investments Risk.  Investments in fixed income securities of U.S. and foreign issuers and derivative instruments that are linked to fixed income securities (collectively, “Credit-Related Instruments”) involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  Income earned on foreign investments may be subject to foreign withholding taxes.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises).  Securities issued by agencies and instrumentalities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.

High Portfolio Turnover Risk.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

High-Yield Securities Risk.  The fixed income investments held by the Fund that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.

Leverage Risk.  Derivatives investments may create economic leverage and can result in losses to the Fund that exceed the original amount invested.

Liquidity Risk.  Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.

Management Risk.  Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Market Risk.  Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.  The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.  Political and diplomatic events within the U.S., such as the inability of Congress to secure a budget deal and the resulting government shutdown, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.  Further, the presidential administration’s contentious position on trade continues to strain relationships with major trading partners of the U.S., such as China.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size.

Other Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including closed-end funds and ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees.  The risk of owning another investment company generally reflects the risks of owning the underlying investments the other investment company holds.  The Fund also will incur brokerage costs when it purchases and sells investment company shares ETFs may trade at a discount or premium to net asset value (“NAV”).  There can be no assurance that an active trading market for an ETF’s shares will exist.  There are greater risks involved in investing in securities with limited market liquidity.

Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

Prepayment Risk.  The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund.  The Fund may be unable to re-invest the proceeds in an investment with as great a yield.

Recent Market Events Risk.  Changes in market conditions will not have the same impact on all types of securities.  In response to the global financial crisis that began in 2008, the U.S. government, the Federal Reserve and certain foreign banks took steps to support financial markets, including by keeping interest rates at historically low levels.  More recently, the Federal Reserve has reduced its market support activities.  Further reduction or withdrawal of this support could negatively impact financial markets generally, and have, to a certain extent, resulted in higher interest rates and increased market volatility.  A rising interest rate environment may reduce the value and liquidity of certain securities held by the Fund.  The full impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

Tax Risk.  The Fund’s investment strategies, specifically its investments in Derivatives, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Tracking Risk. The value of the derivative instruments the Fund uses may not correlate to (or track) the values of the underlying securities.  When used for hedging purposes, lack of correlation between price or rate movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss.

Yankee Bond Risk.  Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk.  Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Zero Coupon Securities Risk.  While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently.  Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently.  Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.